Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Investment in and valuation of real estate and related assets
Real estate and related assets, other than land, are depreciated or amortized on a straight-line basis. The estimated useful lives of the Company’s real estate and related assets by class are generally as follows:

Building and capital improvements	40 years
Tenant improvements	Lesser of useful life or lease term
Intangible lease assets	Lease term